ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

MARKETABLE SECURITIES (13.24%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (0.13%)
iShares MSCI ACWI ETF	Exchange-traded Fund	2,049	$123,918	$171,891
TOTAL EXCHANGE-TRADED FUND			123,918	171,891

MUTUAL FUNDS (13.11%)
American Funds New Perspective Fund F-3	Mutual fund	85,230	3,307,135	4,130,232
DFA Global Equity Portfolio I	Mutual fund	374,031	7,645,203	9,840,753
GMO Equity Dislocation Investment Fund - Class A	Mutual fund	180,872	4,000,000	3,932,149
TOTAL MUTUAL FUNDS			14,952,338	17,903,134
TOTAL MARKETABLE SECURITIES			15,076,256	18,075,025

PORTFOLIO FUNDS [a,b] (81.30%)	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
MEMBERSHIP INTERESTS (8.88%)
D. E. Shaw All Country Global Alpha Extension Fund, LLC	Long/Short		$10,000,000	$11,880,760	7/1/2018
New Mountain Investments III, LLC	Buyout		179,687	244,010	12/19/2007
TOTAL MEMBERSHIP INTERESTS			10,179,687	12,124,770

PARTNERSHIP INTERESTS (72.42%)
Accolade Partners VII-C, L.P.	Private Equity		1,248,750	1,187,560	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Multi-Strategy		1,294,319	2,414,620	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short		6,500,000	7,742,459	4/1/2020
Black River Capital Partners Fund (Food) L.P.	Private Equity		4,506,479	2,824,161	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity		1,558,754	1,457,122	1/10/2020
Capital Dynamics Champion Ventures VII	Venture Capital		2,139,583	8,247,255	2/16/2012
Centerbridge Special Credit Partners	Private Credit		-	39,220	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short		5,000,000	7,626,103	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity		1,424,075	201,929	7/1/2011
Goldman Sachs Vintage Fund V, L.P.	Buyout		2,035,142	190,939	8/20/2008
Kayne Anderson Energy Fund V (QP), L.P.	Private Equity		2,937,807	1,308,176	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit		904,500	2,133,503	2/4/2016
Oaktree Opportunities Fund Xb, L.P.	Private Credit		6,000,000	8,929,029	6/18/2018
RA Capital Heathcare Fund, L.P.	Long/Short		6,000,000	6,520,927	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity		800,000	727,418	12/17/2021
Renaissance Institutional Diversified Global Equities Onshore Fund L.P.	Long/Short		10,409,049	9,170,840	7/1/2018
Revolution Ventures II, L.P.	Venture Capital		3,427,119	4,707,521	10/24/2013
Stripes V, L.P.	Private Equity		8,834,163	12,685,322	7/7/2021
The Children's Investment Fund L.P.	Long/Short		5,000,000	8,160,500	11/1/2017
Two Sigma China Core Equity Fund, L.P.	Hedge Fund		3,000,000	2,851,184	5/1/2021
Viking Global Opportunities L.P.	Long/Short		10,000,000	9,762,875	1/1/2021
TOTAL PARTNERSHIP INTERESTS			83,019,740	98,888,663
TOTAL PORTFOLIO FUNDS			93,199,427	111,013,433

SHORT-TERM INVESTMENT (6.56%)	Type of Investment
Fidelity Investments Money Market Government Portfolio I, 1.21%(c)	Money Market Fund	8,964,048	8,964,048	8,964,048
TOTAL SHORT-TERM INVESTMENT			8,964,048	8,964,048

TOTAL INVESTMENTS (101.10%)			$117,239,731	$138,052,506
Liabilities in excess of other assets (-1.10%)				(1,508,030)

TOTAL NET ASSETS (100.00%)				$136,544,476

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Non-income producing security.
C	The rate is the annualized seven-day yield at period end.

All investments are in the United States of America, except GMO Equity Dislocation Investment Fund - Class A which is domiciled in Ireland and Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.